Non-controlling Interest (Tables)	12 Months Ended
Mar. 31, 2019
Non-controlling Interest
Schedule of changes in the Group's ownership interest in its subsidiary

	As of March 31,
	2018	2019
	RMB	RMB
Net loss attributable to Ruhnn shareholders	(104,005,422)	(73,246,238)
Transfers from the non-controlling interest
Increase in Ruhnn's paid-in-capital for purchase shares of Yitong	(3,019,412)	—
Increase in Ruhnn's paid-in-capital for purchase shares of Hanli	(93,688)	—
Increase in Ruhnn's paid-in-capital for purchase shares of Hangzhou Dayi	—	(9,094,261)

Net transfers from non-controlling interest	(3,113,100)	(9,094,261)
Change from net income attributable to Ruhnn and transfers from non-controlling interest	(107,118,522)	(82,340,499)